ADVANCES FROM CUSTOMERS (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Advances from customers	$ 262,841	$ 275,168
Less: Advances from customers - short-term portion	148,984	121,992
Advances from customers - long-term portion	113,857	153,176
Customer A
Advances from customers	33,727
Customer D
Advances from customers	64,973	76,393
Customer E
Advances from customers		35,040
Customer F
Advances from customers	43,918	37,331
Others
Advances from customers	$ 120,223	$ 126,404